Wells Fargo Funds Management, LLC
 525 Market Street, 12th Floor
 San Francisco, CA 94105

 August 3, 2017

Via EDGAR

EDGAR Operations Branch
 Division of Investment Management
 Securities and Exchange Commission
 450 Fifth Street, NW
 Washington, DC 20549

Re: Wells Fargo Funds Trust (the "Trust")
 Post-Effective Amendment No. 536 to Registration Statement
 No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) for each fund listed in Exhibit A, the form of prospectus and Statement of Additional Information that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectus and Statement of Additional Information contained in the Trust's recent post-effective amendment (Post-Effective Amendment No. 536 to Registration Statement No. 333-74295/811-09253) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on July 31, 2017.

If you have any questions or would like further information, please call Maureen Towle at (617) 210-3682.

Sincerely,

/s/ Maureen Towle

Maureen Towle
 Senior Counsel

EXHIBIT A

Funds Trust

Wells Fargo Emerging Markets Bond Fund
 Wells Fargo Factor Enhanced Emerging Markets Fund
 Wells Fargo Factor Enhanced International Fund
 Wells Fargo Factor Enhanced Large Cap Fund
 Wells Fargo Factor Enhanced Small Cap Fund
 Wells Fargo High Yield Corporate Bond Fund
 Wells Fargo U.S. Core Bond Fund